SCHNEIDER WEINBERGER LLP
Attorneys-at-Law

2200 Corporate Boulevard, N.W., Suite 210
Boca Raton, Florida 33431-7307

Telephone
James M. Schneider, P.A.	(561) 362-9595
Steven I. Weinberger, P.A.	Facsimile
(561) 362-9612
Of Counsel:	jim@swblaw.net
Charles B. Pearlman
Brian A. Pearlman

October 3, 2011

'CORRESP'

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Spare Backup, Inc. (the "Company")
File No. 000-30587
Preliminary 14C

Ladies and Gentlemen:

Contemporaneously herewith the Company has filed its preliminary Schedule 14C information statement with the Securities and Exchange Commission.  Please direct all comments the Staff may have on this filing to the undersigned.

Sincerely,

/s/ James M. Schneider
James M. Schneider

cc:           Spare Backup, Inc.